Average Annual Total Returns - First Trust Indxx Innovative Transaction and Process ETF	First Trust Indxx Innovative Transaction and Process ETF 1 Year	First Trust Indxx Innovative Transaction and Process ETF Since Inception	First Trust Indxx Innovative Transaction and Process ETF Inception Date	First Trust Indxx Innovative Transaction and Process ETF After tax on distributions 1 Year	First Trust Indxx Innovative Transaction and Process ETF After tax on distributions Since Inception	First Trust Indxx Innovative Transaction and Process ETF After tax on distributions and sale of fund shares 1 Year	First Trust Indxx Innovative Transaction and Process ETF After tax on distributions and sale of fund shares Since Inception	Indxx Blockchain Index (reflects no deduction for fees, expenses or taxes) 1 Year	Indxx Blockchain Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	18.45%	9.59%	Jan. 24, 2018	17.90%	8.91%	10.87%	7.10%	19.65%	10.61%	18.40%	12.19%